Document and Entity Information	Jul. 31, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 31, 2025
Entity File Number	1-3754
Entity Registrant Name	Ally Financial Inc.
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	38-0572512
Entity Address Address Line 1	Ally Detroit Center
Entity Address Address Line 2	500 Woodward Avenue
Entity Address Address Line 3	Floor 10
Entity Address City Or Town	Detroit
Entity Address State Or Province	MI
Entity Address Postal Zip Code	48226
City Area Code	866
Local Phone Number	710-4623
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ALLY
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000040729